Issued Capital - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands		12 Months Ended
	Aug. 15, 2018 TWD ($) shares	Dec. 31, 2019 TWD ($) $ / shares shares	Dec. 31, 2018 TWD ($) shares	Dec. 31, 2017 shares	Dec. 31, 2019 USD ($) shares
Disclosure of classes of share capital [line items]
Ordinary shares par value | $ / shares		$ 10
Number of shares outstanding		727,240			727,240
Percentage of capital reduction	15.00%
Amount of capital reduction | $	$ 1,329,446
Capital reduction				0
Authorised capital | $		$ 9,700,000
Number of shares authorised		970,000			970,000
Paid in capital		$ 7,272,401	$ 7,528,577		$ 243,143
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding		96,035			96,035
Capital reduction	132,945,000		(128,422,000)
American depositary shares [member]
Disclosure of classes of share capital [line items]
Number of shares represented by each unit of ADS		20
Number of shares outstanding		4,801,737			4,801,737